Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Schedule of inventory
	December 31,	December 31,
	2022	2021
Raw materials	$158,093	$542,062
Finished products	351,867	231,836
Work in process	388,726	295,800
Total Inventory	$898,686	$1,069,698